Schedule of Investments (unaudited)	iShares® International Dividend Growth ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
Altium Ltd.	6,685	$213,101
AUB Group Ltd.	12,510	236,797
Bapcor Ltd.	75,389	284,666
Brickworks Ltd.	10,123	192,861
carsales.com Ltd.	45,592	966,153
Charter Hall Group	110,000	901,243
Computershare Ltd.	98,340	1,637,889
CSL Ltd.	37,796	7,368,297
IPH Ltd.	67,978	297,338
Johns Lyng Group Ltd.	17,180	71,656
Netwealth Group Ltd.	8,855	92,994
Northern Star Resources Ltd.	141,374	1,311,682
Pro Medicus Ltd.	994	64,862
PSC Insurance Group Ltd.	24,448	77,869
Steadfast Group Ltd.	136,430	541,889
Technology One Ltd.	17,763	185,929
		14,445,226
Austria — 0.0%
Telekom Austria AG, Class A	31,157	263,128

Belgium — 0.3%
Elia Group SA/NV	3,057	382,660
Lotus Bakeries	14	127,197
UCB SA	12,376	1,078,836
		1,588,693
Brazil — 0.4%
Localiza Rent a Car SA	120,558	1,578,441
WEG SA	82,502	626,745
		2,205,186
Canada — 20.2%
Agnico Eagle Mines Ltd.	67,017	3,674,416
Alimentation Couche-Tard Inc.	24,793	1,460,019
Atco Ltd., Class I, NVS	17,045	497,438
Brookfield Asset Management Ltd.	58,034	2,330,908
Canadian Imperial Bank of Commerce	249,004	11,989,325
Canadian National Railway Co.	51,708	6,499,353
Canadian Natural Resources Ltd.	201,038	13,170,906
Canadian Tire Corp. Ltd., Class A, NVS	11,489	1,220,129
Canadian Western Bank	18,718	436,078
Cargojet Inc.	819	73,658
CCL Industries Inc., Class B, NVS	11,975	538,538
Cogeco Communications Inc.	2,413	108,080
Dollarama Inc.	3,495	251,868
Empire Co. Ltd., Class A, NVS	12,415	328,400
Enghouse Systems Ltd.	5,157	136,607
EQB Inc.	2,496	164,315
Finning International Inc.	18,860	545,425
FirstService Corp.	1,081	175,115
Fortis Inc.	91,433	3,761,377
Franco-Nevada Corp.	10,850	1,201,807
George Weston Ltd.	4,584	569,086
Great-West Lifeco Inc.	58,820	1,946,980
Hydro One Ltd.(a)	43,097	1,291,235
iA Financial Corp. Inc.	15,439	1,052,492
Imperial Oil Ltd.	21,494	1,224,382
Intact Financial Corp.	16,295	2,506,999
Loblaw Companies Ltd.	9,234	893,957
Magna International Inc.	40,475	2,391,448
Manulife Financial Corp.	446,022	9,855,873
Maple Leaf Foods Inc.	10,887	207,379
Security	Shares	Value

Canada (continued)
Metro Inc.	18,359	$950,337
North West Co. Inc. (The)	8,915	264,210
Open Text Corp.	30,568	1,284,730
Parkland Corp.	19,391	625,025
Power Corp. of Canada	135,305	3,869,066
Premium Brands Holdings Corp., Class A	6,618	469,636
RB Global Inc.	14,022	938,327
Royal Bank of Canada	168,806	17,071,057
Saputo Inc.	31,068	629,074
Stantec Inc.	3,820	306,684
Stella-Jones Inc.	2,544	148,065
Sun Life Financial Inc.	115,060	5,967,264
TFI International Inc.	4,032	548,453
TMX Group Ltd.	28,489	689,085
Toromont Industries Ltd.	5,157	451,853
Toronto-Dominion Bank (The)	253,851	16,402,945
Tourmaline Oil Corp.	23,927	1,076,042
Waste Connections Inc.	8,900	1,328,972
Wheaton Precious Metals Corp.	25,663	1,266,058
		124,790,476
China — 3.9%
Apeloa Pharmaceutical Co. Ltd., Class A	11,100	23,954
Bank of Chengdu Co. Ltd., Class A	116,000	183,298
Bank of Communications Co. Ltd., Class A	1,121,600	903,715
China Coal Energy Co. Ltd.	57,300	77,926
China Coal Energy Co. Ltd., Class H	764,000	695,414
China Construction Bank Corp., Class A	229,200	209,466
China Foods Ltd.	314,000	118,225
China Merchants Bank Co. Ltd., Class A	562,100	2,195,260
China Merchants Bank Co. Ltd., Class H	1,357,000	4,720,362
China Merchants Energy Shipping Co. Ltd., Class A	115,000	94,897
China National Nuclear Power Co. Ltd., Class A	254,100	267,446
China Overseas Property Holdings Ltd.	160,000	120,074
China Railway Group Ltd., Class A	267,400	213,241
CSPC Pharmaceutical Group Ltd.	1,760,000	1,638,066
ENN Energy Holdings Ltd.	247,000	1,823,959
Greentown China Holdings Ltd.	354,000	361,005
Guangdong No. 2 Hydropower Engineering Co. Ltd.	34,000	23,424
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	42,000	116,988
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	5,600	49,183
Haier Smart Home Co. Ltd., Class H	384,200	1,085,223
Huaibei Mining Holdings Co. Ltd.	70,400	164,368
Huaxia Bank Co. Ltd., Class A	448,500	353,706
Industrial & Commercial Bank of China Ltd., Class A	3,180,600	2,133,510
Inspur Electronic Information Industry Co. Ltd., Class A	11,600	54,047
Jiangsu King’s Luck Brewery JSC Ltd., Class A	7,800	53,391
Kweichow Moutai Co. Ltd., Class A	8,400	2,035,145
Luzhou Laojiao Co. Ltd., Class A	14,200	358,237
Metallurgical Corp. of China Ltd., Class A	227,300	97,590
NAURA Technology Group Co. Ltd., Class A	800	27,570
Ping An Insurance Group Co. of China Ltd., Class A	288,000	1,630,747
Shanghai Tunnel Engineering Co. Ltd., Class A	114,600	92,635
Sinoma Science & Technology Co. Ltd., Class A	16,400	36,630
Tsingtao Brewery Co. Ltd., Class A	5,900	61,897
Tsingtao Brewery Co. Ltd., Class H	102,000	685,370
Wuliangye Yibin Co. Ltd., Class A	41,800	823,562
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,400	47,526
Zhengzhou Coal Mining Machinery Group Co. Ltd.	32,500	57,675

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhongsheng Group Holdings Ltd.	256,500	$614,377
		24,249,109
Colombia — 0.1%
Grupo Argos SA	99,985	320,440
Grupo Nutresa SA	9,359	108,676
Sociedad Portafolio SA, NVS	9,408	12,332
		441,448
Denmark — 4.0%
Carlsberg A/S, Class B	17,604	2,209,021
DSV A/S	5,939	1,043,522
Novo Nordisk A/S	178,652	18,513,913
Orsted A/S(a)	41,786	2,316,472
Scandinavian Tobacco Group A/S, Class A(a)	20,246	351,690
		24,434,618
Finland — 0.3%
Huhtamaki OYJ	15,280	620,205
Valmet OYJ	46,429	1,342,612
		1,962,817
France — 4.9%
Equasens	573	38,686
Sanofi	188,889	18,770,424
Schneider Electric SE	56,788	11,431,776
		30,240,886
Germany — 4.5%
Atoss Software AG	198	45,669
Bechtle AG(b)	7,145	357,875
Brenntag SE	18,527	1,702,770
Deutsche Boerse AG	21,171	4,359,843
E.ON SE	528,684	7,102,900
FUCHS SE	5,730	205,352
Nemetschek SE	2,292	197,879
Nexus AG	407	26,103
SAP SE	85,879	13,218,627
Symrise AG, Class A	7,258	797,622
		28,014,640
Greece — 0.1%
Mytilineos SA	20,126	815,404

Hong Kong — 2.3%
AIA Group Ltd.	1,602,600	13,947,234
United Laboratories International Holdings Ltd. (The)	218,000	195,832
		14,143,066
India — 3.4%
Asian Paints Ltd.	34,613	1,414,513
Astral Ltd.	978	22,407
Balaji Amines Ltd.	191	6,122
Berger Paints India Ltd.	7,788	56,589
Bharat Electronics Ltd.	223,088	493,528
CRISIL Ltd.	1,719	89,549
Grindwell Norton Ltd.	1,528	42,760
Honeywell Automation India Ltd.	55	24,345
Indraprastha Gas Ltd.	68,378	343,452
Infosys Ltd.	565,658	10,470,601
ITC Ltd.	475,622	2,640,058
KEI Industries Ltd.	955	37,274
Larsen & Toubro Infotech Ltd.(a)	5,651	427,014
Mphasis Ltd.	8,556	281,332
NHPC Ltd., NVS	518,032	401,853
Persistent Systems Ltd.	1,528	135,534
Pidilite Industries Ltd.	6,335	206,585
Security	Shares	Value

India (continued)
Redington Ltd.	149,722	$317,874
Reliance Industries Ltd.	78,211	2,427,509
Reliance Industries Ltd., GDR(a)	3,685	230,312
Schaeffler India Ltd.	1,146	44,091
Sun Pharmaceutical Industries Ltd.	63,887	966,473
Tata Elxsi Ltd.	1,146	120,483
Vinati Organics Ltd.	164	3,435
ZF Commercial Vehicle Control Systems India Ltd.	193	37,125
		21,240,818
Indonesia — 0.7%
Bank Central Asia Tbk PT	7,375,100	4,503,971

Ireland — 0.6%
Kerry Group PLC, Class A	12,955	1,124,485
Smurfit Kappa Group PLC	58,640	2,324,519
		3,449,004
Italy — 3.9%
Buzzi Unicem SpA	8,404	255,605
DiaSorin SpA	1,583	163,150
Enel SpA	2,480,418	18,453,831
Interpump Group SpA	2,674	138,729
Iren SpA	198,546	433,405
Italgas SpA	174,471	998,997
Recordati Industria Chimica e Farmaceutica SpA	13,561	731,246
Reply SpA	955	126,221
Terna - Rete Elettrica Nazionale	350,225	2,921,808
		24,222,992
Japan — 19.6%
AGC Inc.	38,600	1,430,685
Aica Kogyo Co. Ltd.	9,300	224,637
Air Water Inc.	31,400	428,431
Alfresa Holdings Corp.	20,100	341,222
ASKUL Corp.	3,200	48,672
Astellas Pharma Inc.	298,800	3,553,709
Chiba Bank Ltd. (The)	83,900	604,467
CyberAgent Inc.	33,800	211,713
Daihen Corp.	2,900	132,333
DCM Holdings Co. Ltd.	15,800	144,789
DTS Corp.	4,400	109,744
eGuarantee Inc.	2,500	36,208
Elecom Co. Ltd.	4,900	60,905
EXEO Group Inc.	15,700	348,526
Fuji Soft Inc.	2,900	121,293
FUJIFILM Holdings Corp.	30,000	1,797,893
Fujimi Inc.	7,000	155,191
Fujitsu General Ltd.	3,700	60,756
Fujitsu Ltd.	9,200	1,384,541
Future Corp.	4,500	56,204
Goldwin Inc.	1,900	136,227
G-Tekt Corp.	3,900	47,323
Heiwa Real Estate Co. Ltd.	4,100	109,338
Hitachi Ltd.	64,000	4,603,499
Hogy Medical Co. Ltd.	2,300	58,877
Hulic Co. Ltd.	75,900	792,859
Information Services International-Dentsu Ltd.	2,100	86,798
Inpex Corp.	139,000	1,860,063
Insource Co. Ltd.	4,300	26,898
Japan Elevator Service Holdings Co. Ltd.	2,200	36,387
Japan Material Co. Ltd.	2,600	46,134
JCU Corp.	1,900	53,481
Kameda Seika Co. Ltd.	1,100	31,999

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kandenko Co. Ltd.	11,400	$111,204
Kao Corp.	56,100	2,306,023
Katitas Co. Ltd.	5,600	86,776
KDDI Corp.	209,200	6,635,511
KeePer Technical Laboratory Co. Ltd.	600	29,591
Keihanshin Building Co. Ltd.	4,600	46,282
Kobayashi Pharmaceutical Co. Ltd.	3,800	182,803
Kohnan Shoji Co. Ltd.	2,500	69,522
Kokuyo Co. Ltd.	11,500	186,696
Komeri Co. Ltd.	2,300	50,368
Kubota Corp.	114,600	1,719,915
Kurita Water Industries Ltd.	8,400	327,644
Kusuri no Aoki Holdings Co. Ltd.	1,000	22,706
Kyowa Kirin Co. Ltd.	24,900	417,795
Lasertec Corp.	1,900	498,800
Life Corp.	2,700	63,188
M3 Inc.	17,200	283,839
Maruzen Showa Unyu Co. Ltd.	2,300	63,662
Max Co. Ltd.	3,800	88,328
MCJ Co. Ltd.	9,600	74,560
Medipal Holdings Corp.	21,800	352,907
Mimasu Semiconductor Industry Co. Ltd.	1,700	38,446
Mitsubishi Corp.	559,200	8,907,640
Mitsubishi Research Institute Inc.	1,500	49,161
Mitsubishi UFJ Financial Group Inc.	1,613,400	13,846,406
Monogatari Corp. (The)	1,000	31,060
MonotaRO Co. Ltd.	11,800	128,399
Morinaga & Co. Ltd.	7,400	134,248
MS&AD Insurance Group Holdings Inc.	79,100	3,110,119
Murata Manufacturing Co. Ltd.	139,400	2,945,798
NEC Corp.	16,600	980,830
NEC Networks & System Integration Corp.	9,000	151,591
Nichias Corp.	8,100	194,305
Nichirei Corp.	11,300	278,573
Nippon Gas Co. Ltd.	8,100	133,582
Nippon Parking Development Co. Ltd.	6,000	8,160
Nippon Sanso Holdings Corp.	9,600	256,345
Nippon Shinyaku Co. Ltd.	6,800	240,544
Nippon Telegraph & Telephone Corp.	3,544,000	4,327,522
Nissan Chemical Corp.	19,100	743,728
Nisshin Seifun Group Inc.	25,300	340,718
Nitori Holdings Co. Ltd.	2,800	375,974
Nitto Denko Corp.	16,000	1,194,003
Nomura Real Estate Holdings Inc.	18,200	477,576
Nomura Research Institute Ltd.	22,000	638,940
NTT Data Corp.	35,600	503,229
Obic Co. Ltd.	3,400	584,987
Okinawa Cellular Telephone Co.	3,100	74,425
Open House Group Co. Ltd.	12,600	372,697
Oracle Corp. Japan	2,200	169,354
Organo Corp.	1,600	66,017
PALTAC Corp.	2,500	78,965
Pan Pacific International Holdings Corp.	14,500	345,165
Raito Kogyo Co. Ltd.	6,700	89,693
Riken Keiki Co. Ltd.	1,000	48,697
Rinnai Corp.	10,200	236,006
Rohto Pharmaceutical Co. Ltd.	8,100	162,885
S Foods Inc.	2,000	46,656
Sangetsu Corp.	11,500	252,422
SBS Holdings Inc.	2,200	38,296
SCSK Corp.	13,900	275,198
Sekisui House Ltd.	108,200	2,398,384
Security	Shares	Value

Japan (continued)
Seven & i Holdings Co. Ltd.	70,300	$2,780,333
Shin-Etsu Chemical Co. Ltd.	186,000	7,779,108
Shin-Etsu Polymer Co. Ltd.	5,200	61,700
Shionogi & Co. Ltd.	28,700	1,381,272
Ship Healthcare Holdings Inc.	7,700	131,260
Shizuoka Gas Co. Ltd.	3,500	25,421
SHO-BOND Holdings Co. Ltd.	4,200	186,395
Shoei Co. Ltd.	7,900	102,814
SMS Co. Ltd.	1,800	36,903
Sompo Holdings Inc.	58,400	2,857,415
Sony Group Corp.	34,500	3,264,833
Strike Co. Ltd.	900	30,662
Sumitomo Mitsui Financial Group Inc.	220,300	10,719,754
Sumitomo Realty & Development Co. Ltd.	28,700	850,496
Sundrug Co. Ltd.	6,900	221,468
Taiyo Yuden Co. Ltd.	14,400	379,410
Takeuchi Manufacturing Co. Ltd.	3,600	108,993
TDK Corp.	29,200	1,384,791
TechnoPro Holdings Inc.	10,800	283,514
Terumo Corp.	30,000	981,030
TIS Inc.	19,100	419,805
Tokio Marine Holdings Inc.	270,100	6,725,753
Tokyo Steel Manufacturing Co. Ltd.	6,900	84,375
Tokyo Tatemono Co. Ltd.	32,100	479,328
Tri Chemical Laboratories Inc.	1,000	25,485
Unicharm Corp.	15,300	553,360
Valor Holdings Co. Ltd.	4,800	82,991
Yakult Honsha Co. Ltd.	19,100	428,749
Yamaguchi Financial Group Inc.	28,200	251,999
Yaoko Co. Ltd.	1,200	68,604
Yokogawa Bridge Holdings Corp.	5,600	100,524
Zensho Holdings Co. Ltd.	2,200	115,114
		120,940,325
Malaysia — 0.0%
Allianz Malaysia Bhd	19,300	77,452
TIME dotCom Bhd	168,300	197,785
		275,237
Mexico — 0.3%
Corporativo Fragua SAB de CV	13,830	407,220
Grupo Bimbo SAB de CV, Series A	114,600	580,053
Orbia Advance Corp. SAB de CV	303,529	672,443
		1,659,716
Netherlands — 1.2%
IMCD NV	5,157	898,161
Koninklijke KPN NV	830,939	2,862,691
Koninklijke Vopak NV	15,742	529,774
Wolters Kluwer NV	20,268	2,883,518
		7,174,144
New Zealand — 0.2%
EBOS Group Ltd.	26,443	593,042
Mainfreight Ltd.	12,191	533,768
Summerset Group Holdings Ltd.	30,751	199,242
		1,326,052
Norway — 0.1%
Borregaard ASA	9,168	154,666
Europris ASA(a)	35,549	268,486
TOMRA Systems ASA	20,737	251,418
		674,570
Philippines — 0.1%
International Container Terminal Services Inc.	169,990	757,696

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Poland — 0.0%
Dom Development SA	3,072	$116,758
Neuca SA	191	44,901
		161,659
Portugal — 0.1%
Sonae SGPS SA	298,663	298,414

Saudi Arabia — 0.0%
Mouwasat Medical Services Co.	7,292	217,283

South Africa — 0.4%
Gold Fields Ltd.	142,043	2,155,420
PSG Konsult Ltd.	197,303	164,928
		2,320,348
South Korea — 0.5%
Cheil Worldwide Inc.	21,965	323,814
Hankook Tire & Technology Co. Ltd.	7,789	273,759
i-SENS Inc.	1,335	29,545
LEENO Industrial Inc.	573	89,677
LG Corp.	23,434	1,557,286
NICE Information Service Co. Ltd.	8,404	61,735
Park Systems Corp.(c)	160	21,468
SK Gas Ltd.	669	76,820
Youngone Corp.	3,438	121,348
Youngone Holdings Co. Ltd.	1,943	117,538
Yuhan Corp.	2,018	107,594
		2,780,584
Spain — 3.1%
Iberdrola SA	1,385,910	18,178,680
Vidrala SA	1,891	196,101
Viscofan SA	7,473	442,190
		18,816,971
Sweden — 1.2%
AAK AB	14,325	319,496
Assa Abloy AB, Class B	106,447	3,067,714
Atrium Ljungberg AB, Class B	4,660	106,747
Bravida Holding AB(a)	56,503	454,328
Catena AB	3,247	152,034
Evolution AB(a)	22,081	2,630,077
Instalco AB	21,869	88,710
Lifco AB, Class B	10,123	248,528
Platzer Fastigheter Holding AB, Class B	8,213	68,379
		7,136,013
Switzerland — 11.8%
ALSO Holding AG, Registered	640	191,220
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	71	852,257
Chocoladefabriken Lindt & Spruengli AG, Registered	7	849,230
Coca-Cola HBC AG, Class DI	34,920	1,025,354
DKSH Holding AG	7,666	532,304
Geberit AG, Registered	4,864	3,122,292
Givaudan SA, Registered	1,062	4,403,808
Interroll Holding AG, Registered	52	165,246
Logitech International SA, Registered	12,224	1,162,360
Nestle SA, Registered	153,952	17,846,094
Novartis AG, Registered	180,542	18,236,635
Roche Holding AG, Bearer	6,016	1,869,325
Roche Holding AG, NVS	61,328	17,827,652
Siegfried Holding AG, Registered	86	87,971
Sika AG, Registered	11,559	3,769,114
Tecan Group AG, Registered	593	242,601
Security	Shares	Value

Switzerland (continued)
Temenos AG, Registered	4,966	$462,772
		72,646,235
Taiwan — 0.9%
Advantech Co. Ltd.	77,893	942,615
Alchip Technologies Ltd.	2,000	212,517
Lotes Co. Ltd.	15,155	526,991
Sinbon Electronics Co. Ltd.	39,000	379,588
Topco Scientific Co. Ltd.	32,000	190,126
Unimicron Technology Corp.	362,000	2,068,285
Wistron Corp.	470,000	1,503,575
		5,823,697
Thailand — 0.1%
Gulf Energy Development PCL, NVDR	408,900	532,195

Turkey — 0.0%
Enerjisa Enerji AS(a)	52,388	80,910

United Kingdom — 7.9%
Ashtead Group PLC	41,568	2,889,273
BAE Systems PLC	475,746	6,734,180
Bunzl PLC	39,194	1,592,668
Chemring Group PLC	33,043	147,624
Clarkson PLC	4,584	184,931
Cranswick PLC	6,402	310,125
Croda International PLC	17,629	1,133,967
DCC PLC	19,502	1,434,977
Dechra Pharmaceuticals PLC	2,080	102,221
Diageo PLC	371,060	13,467,682
Diploma PLC	11,460	523,398
Drax Group PLC	104,545	652,566
Gamma Communications PLC	5,539	79,219
GlobalData PLC, NVS(b)	47,213	117,953
Halma PLC	20,556	597,684
Hargreaves Lansdown PLC	115,753	1,081,821
Hikma Pharmaceuticals PLC	25,321	576,991
Hilton Food Group PLC	18,284	186,446
JTC PLC(a)	11,920	123,848
London Stock Exchange Group PLC	31,412	3,713,260
Pearson PLC	92,219	1,132,719
RELX PLC	197,212	7,824,151
RWS Holdings PLC	76,281	243,857
Sage Group PLC (The)	97,067	1,449,094
Sirius Real Estate Ltd.	414,642	498,398
Softcat PLC	14,163	245,519
Spectris PLC	13,151	632,573
Spirax-Sarco Engineering PLC	6,586	881,178
YouGov PLC	5,626	84,620
		48,642,943

Total Common Stocks — 99.4%
(Cost: $558,410,505)		613,276,474

Preferred Stocks

Germany — 0.1%
Fuchs Petrolub SE, Preference Shares, NVS	10,978	488,411

Total Preferred Stocks — 0.1%
(Cost: $384,645)		488,411

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 02/19/24, Strike Price BRL 45.35)(c)	432	$1,779

Total Rights — 0.0%
(Cost: $—)		1,779
Total Long-Term Investments — 99.5%
(Cost: $558,795,150)		613,766,664

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	310,386	310,572
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	610,000	610,000

Total Short-Term Securities — 0.2%
(Cost: $920,550)		920,572

Total Investments — 99.7%
(Cost: $559,715,700)		614,687,236

Other Assets Less Liabilities — 0.3%		2,075,518

Net Assets — 100.0%		$616,762,754

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,609,211	$—	$(2,299,050	)(a)	$(38)	$449	$310,572	310,386	$18,650	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,310,000	—	(700,000	)(a)	—	—	610,000	610,000	34,043		—
					$(38)	$449	$920,572		$52,693		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	2	03/14/24	$384	$12,959
MSCI EAFE Index	20	03/15/24	2,252	75,978
				$88,937

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$139,690,302	$473,586,172	$—	$613,276,474
Preferred Stocks	—	488,411	—	488,411
Rights	1,779	—	—	1,779
Short-Term Securities
Money Market Funds	920,572	—	—	920,572
	$140,612,653	$474,074,583	$—	$614,687,236
Derivative Financial Instruments(a)
Assets
Equity Contracts	$88,937	$—	$—	$88,937

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares